The Best of America® America’s INCOME Annuity®
Nationwide Life Insurance Company
Individual Single Premium Immediate Fixed and Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 30.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio  43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the investment options available under the contract.  The information pertaining to the investment options only applies to the portion of your contract designated to provide for variable annuity payments.  Any portion of your contract designated to provide for fixed annuity payments may not be reallocated to a variable investment option under the contract.  Please refer to your prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	VIP Energy Portfolio: Service Class 2†
•	VIP Freedom Fund 2010 Portfolio: Service
Class 2
•	VIP Freedom Fund 2020 Portfolio: Service
Class 2
•	VIP Freedom Fund 2030 Portfolio: Service
Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class*)
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust ("GVIT"))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III*†
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I (formerly GVIT Small Cap Value Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class I (formerly GVIT Small Company Fund: Class I)
•	Nationwide NVIT Global Health Sciences Fund: Class III†
•	Nationwide NVIT Global Technology and Communications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class VI†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*
•	U.S. Real Estate Portfolio: Class I

The following investment options are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	Nationwide NVIT Global Financial Services Fund: Class III†
Neuberger Berman Advisers Management Trust

•	AMT Mid-Cap Growth Portfolio: I Class

The following investment options are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following investment options are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares*

Effective May 1, 2004, the following investment option is not available to receive transfers or new purchase payments:

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

Effective September 20, 2004, the following investment options are not available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Credit Suisse Trust
•	Large Cap Value Portfolio
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class*
•	VIP Overseas Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT Global Utilities Fund: Class I
•	Gartmore NVIT International Growth Fund: Class I
•	Gartmore NVIT Worldwide Leaders Fund: Class I
•	J.P. Morgan NVIT Balanced Fund: Class I
•	Nationwide NVIT Global Financial Services Fund: Class I
•	Nationwide NVIT Global Health Sciences Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
•	Nationwide NVIT Growth Fund: Class I
•	NVIT International Value Fund: Class II
•	NVIT Nationwide® Leaders Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2005, the following investment option is not available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

†These investment options assess a short-term trading fee.

*These investment options may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the investment options of the Nationwide Variable Account-9 ("variable account") may be allocated for the purchase of fixed annuity payments (see Appendix B).

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the variable account value prior to the income start date.

Annual benefit leveling - The adjustment to variable annuity payments to make payments made during the following 12 months equal in amount.

Annuity income unit - An accounting unit of measure used to calculate the variable annuity payments after the first payment.

Assumed investment return - The net investment return required to maintain level variable annuity payments.  The selected assumed investment return is used in calculating the initial variable annuity payment.

Assumed investment return factor - The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the contract owner and permitted under the contract.

Commutation value - The value of future annuity payments that are converted (commuted) into a lump sum.  The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.

Contract value - The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.

FDIC - Federal Deposit Insurance Corporation.

Fixed annuity payment(s) - Annuity payments that are guaranteed by Nationwide as to dollar amount.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Income option - The type of annuity payments chosen by the contract owner.

Income start date - The date annuity payments actually commence.

Individual Retirement Annuity - An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

Investment option(s) - The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account.  The performance of selected investment options determines the value of variable annuity payments after the first payment.

NCUSIF - National Credit Union Share Insurance Fund.

Nationwide - Nationwide Life Insurance Company.

Net asset value - The value of one share of an investment option at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Roth IRA - An annuity described in Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-accounts - Separate and distinct divisions of the variable account.  Each sub-account corresponds to a specific investment option upon which investment performance is based.

Tax Sheltered Annuity - An annuity described in Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time beginning at the close of a valuation date and ending at the close of business on the next valuation date.

Variable account - Nationwide Variable Account-9, which is a separate account of Nationwide.  The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

Variable account value - The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

Variable annuity payment(s) - Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Investment Option Annual Expenses	7
Synopsis of the Contracts	8
Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	8
Condensed Financial Information	8
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Investment Options
The Contract In General	10
Distribution, Promotional and Sales Expenses
Investment Options
Profitability
Standard Charges and Deductions	12
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Variable to Fixed Transfer Processing Fee
Check Processing Fee
Premium Taxes
Optional Contract Benefits, Charges and Deductions	13
America's Income Annuity Income Foundation Rider
Parties with Interests in the Contract	13
Contract Owner
Joint Owner
Annuitant and Joint Annuitant
Payee
Beneficiary and Contingent Beneficiary
Ownership Rights	14
Ownership Rights at the Time of Application
Ownership Rights Between the Date of Issue and the Income Start Date
Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death
Changes
Operation of the Contract	14
Purchase Payment
Allocation of the Purchase Payment
Pricing
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Transfer Restrictions
Sub-Account Transfers
Right to Examine and Cancel	18
Withdrawals (Redemptions)	18
Withdrawals Before the Income Start Date
Withdrawals On or After the Income Start Date
Partial Withdrawals (Partial Redemptions)
Full Withdrawals (Full Redemptions)
Restrictions on Withdrawals from a Tax Sheltered Annuity
Assignment	19

Table of Contents (continued)	Page
Annuity Payments	19
Income Start Date
Frequency and Amount of Annuity Payments
Form of Annuity Payment
Fixed Annuity Payments
Variable Annuity Payments
Annual Benefit Leveling
America's Income Annuity Income Foundation Rider
Income Options	25
Single Life
Single Life with Term Certain
Single Life with Cash Refund
Joint and Last Survivor
Joint and 100% Last Survivor with Term Certain
Joint and 100% Last Survivor with Cash Refund
Joint and 50% Survivor
Term Certain
Term Certain with Enhanced Death Benefit
Any Other Option
Death Before the Income Start Date	27
Death of Contract Owner
Death of Annuitant
Death On or After the Income Start Date	27
Death of Contract Owner
Death of Annuitant
Statements and Reports	27
Legal Proceedings	28
Table of Contents of Statement of Additional Information	30
Appendix A: Investment Options	31
Appendix B: Fixed Annuity Payments	42
Appendix C: Illustration of Variable Annuity Income	44
Appendix D: Condensed Financial Information	46
Appendix E: Contract Types and Tax Information	76

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	6%[1]
Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)	lesser of
$25 or 2% of the amount transferred[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Check Processing Fee	$15[3]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[4]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including investment option fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider Total Variable Account Charges (including this option)	1.00%[6] 2.25%

Investment Option Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the investment options periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each investment option’s fees and expenses is contained in the prospectus for each investment option.

Total Annual Investment Option Operating Expenses	Minimum	Maximum

(expenses that are deducted from investment option assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average investment option assets)	0.25%	11.49%

The minimum and maximum investment option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some investment options.  Therefore, actual expenses could be lower.  Refer to the investment option prospectuses for specific expense information.

1 Range of CDSC over time:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
(For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.)  A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options.  Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).
The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

2Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee.  If assessed, the fee will be deducted from the amount transferred.

3 For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check.  The fee will be deducted from each annuity payment check issued.

4Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5These charges apply only to sub-account allocations.  They are charged on a daily basis at the annualized rate noted above.

6The America's Income Annuity Income Foundation Rider is a guaranteed variable annuity payment option that may only be elected at application. Election of the option is irrevocable.  It is not available in conjunction with fixed annuity payments or Term Certain options of less than ten years.  If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

The following investment options assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
•	Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
•	Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
•	Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
•	Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT International Value Fund: Class VI
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4

Synopsis of the Contracts

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contracts;
•	Roth IRAs; or
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix E.

Purchase Payments

The minimum single purchase payment is $35,000.  No additional purchase payments will be accepted or permitted.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").
If the contract owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account.  This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.
Annuity Payments

Annuity payments begin on the income start date and will be based on the income option chosen at the time of application (see "Income Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

The tax treatment of the contracts depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix E and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts as required by law (see "Right to Examine and Cancel").

Financial Statements

Financial statements for the variable account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an annuity income unit is determined on the basis of changes in the per share value of an investment option and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Value of an Annuity Income Unit").  Please refer to Appendix D for information regarding each class of annuity income units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments.  For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

The Variable Account and Investment Options

Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The variable account is divided into sub-accounts, each corresponding to a single investment option.  Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. Each investment option’s prospectus contains more detailed information about that investment option.  Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives.  However, the investment options are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account.  The performance of the investment options could differ substantially from that of any publicly traded funds.

The particular investment options available under the contract may change from time to time.  Specifically, investment options or investment option share classes that are currently available may be removed or closed off to future investment.  New investment options or new share classes of currently available investment options may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the investment options listed below are available in every state.

In the future, additional investment options managed by certain financial institutions, brokerage firms, or their affiliates may be added to the variable account.  These additional investment options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 90 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current investment option are no longer available for investment; or

2)	further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Investment Options

Nationwide’s Relationship with the Investment Options

The investment options incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each investment option daily.   The variable account (not the contract owners) is the investment option shareholder.  When the variable account aggregates transactions, the investment option does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the investment options by providing contract owners with sub-account options that correspond to the investment options.

An investment adviser or subadviser of an investment option or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the investment options and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Investment option 12b-1 fees, which are deducted from investment option assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the investment option, which may be deducted from investment option assets; and

•
Payments by an investment option’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from investment option assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated investment options (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the investment options for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated investment options than unaffiliated investment options.

Nationwide took into consideration the anticipated payments from the investment options when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the investment options).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the investment option payments Nationwide and its affiliates received from the investment option did not exceed 0.65% (as a percentage of the average daily net assets invested in the investment options) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most investment options or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from investment option to investment option and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the investment options attributable to the contract, Nationwide and its affiliates may receive higher payments from investment options with lower percentages (but greater assets) than from investment options that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Investment Options

Nationwide may consider several criteria when identifying the investment options, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the investment option’s adviser or subadviser is one of our affiliates or whether the investment option, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be investment options with lower fees, as well as other variable contracts that offer investment options with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and investment option fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payment upon deposit into the contract.  However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal.  The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in Appendix E).

Short-Term Trading Fees

Some investment options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the investment option (and contract owners with interests allocated in the investment option) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any investment option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to investment options that charge such fees (see the investment option prospectus).  Any short-term trading fees paid are retained by the investment option, not by Nationwide, and are part of the investment option's assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular investment option.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the investment options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Investment Option Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the investment option will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the investment option; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	the redemption of annuity income units to make annuity payments;

•	the redemption of annuity income units to pay death benefits, if applicable;

•	withdrawals from the contract (as permitted under the income option selected); or

•	variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available investment options may be added to the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, sub-account transfers to the investment options in question may be limited to the new share class.

Variable to Fixed Transfer Processing Fee

Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers.  The fee will be deducted from the amount transferred.  Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  Due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider, Nationwide reserves the right to assess this fee against contracts with the rider while not assessing it against contracts without the rider.  Currently, Nationwide does not assess this fee against any contracts.

Check Processing Fee

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.  Nationwide does not currently assess this fee.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is issued;

2)	the time the contract is surrendered;

3)	annuitization; or

4)	such earlier date as Nationwide becomes subject to premium taxes.

Optional Contract Benefits, Charges and Deductions

America's Income Annuity Income FoundationSM Rider (AIA Income Foundation Rider)

If the contract owner elected the AIA Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account.  This charge is in addition to the variable account charges of 1.25% assessed against every contract.  This charge reimburses Nationwide for the increased risk assumed in guaranteeing variable annuity payments with this optional benefit.  If the charge is insufficient to cover actual expenses, the loss will be borne by Nationwide.  Nationwide could also profit from this charge.

Parties with Interests in the Contract

Contract Owner

The contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Joint Owner

Joint owners each own an undivided interest in the contract.  Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners.  A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a contract owner who isnot the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who is the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

Annuitant and Joint Annuitant

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age.  Once designated, the annuitant and joint annuitant, if applicable, cannot be changed.  Joint annuitants can be named only if permitted under the elected income option.

Payee

The payee is the person designated, at the time of application, by the contract owner to receive annuity payments.  If no payee is designated at the time of application, the payee will be the annuitant.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date.  The contract owner can name more than one beneficiary.  The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the annuitant (and the joint annuitant, if any), the beneficiary’s rights will vest in the contingent beneficiary.  Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if any), all beneficiary rights will vest with the contract owner or the last surviving contract owner’s estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

Ownership Rights

Ownership Rights at the Time of Application

At the time of application, the contract owner designates/elects:

1)	an annuitant, and if applicable, a joint annuitant;

2)	a payee to whom annuity payments will be made;

3)	the frequency of payments, income option, assumed investment return (if applicable), and income start date;

4)	a beneficiary, and if applicable, a contingent beneficiary;

5)	the portion of the purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

6)	the allocation among investment options, if applicable; and

7)	any optional benefits that may be provided under the elected income option.

Once elected, the income option cannot be changed.

Ownership Rights Between the Date of Issue and the Income Start Date

Between the date of issue and the income start date, the contract owner has the right to:

1)	cancel the contract during the free look period;

2)	change the beneficiary and/or the contingent beneficiary;

3)	change allocations among investment options;

4)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5)	elect to take a partial or full withdrawal, if permitted under the income option selected and subject to any restrictions described in this prospectus; and

6)	elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death

After the income start date and prior to the annuitant’s death, the contract owner has the right to:

1)	change the beneficiary and/or the contingent beneficiary;

2)	change allocations among investment options;

3)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4)	elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

5)	elect or discontinue Annual Benefit Leveling.

Changes

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording.  Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.  Changes to Annual Benefit Leveling will take effect on the next anniversary of the income start date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable.  Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Operation of the Contract

Purchase Payment

The minimum single purchase payment must be at least $35,000.  No additional purchase payments will be accepted or permitted.  However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the income start date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $2,000,000 for single life income options or term certain income options, and $3,000,000 for joint life income options without Nationwide’s prior consent.

Allocation of the Purchase Payment

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both.  Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner.  Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date.  Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.

If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of variable account value, see "AIA Income Foundation Rider" later in this prospectus.

Pricing

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price the purchase payment if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

Transfers between Variable Annuity Payments and Fixed Annuity Payments

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to provide variable annuity payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide variable annuity payments may be transferred to provide fixed annuity payments.  This type of transfer, referred to as a "variable to fixed transfer," is irrevocable.  Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide fixed annuity payments for the duration of the contract.  The amount transferred cannot be transferred back to provide variable annuity payments.

Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers on any contracts.  However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee will be deducted from the amount transferred.  Nationwide also reserves the right to assess the variable to fixed transfer processing fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  See "Standard Charges and Deductions" earlier in this prospectus.

Each variable to fixed transfer request is subject to the following terms and conditions:

•	variable to fixed transfers are not permitted prior to the end of the free look period;

•	the annuitant and joint annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total variable account value;

•
after the variable to fixed transfer, the variable account value must be at least $2,000 (as of the date of the transfer).  If a requested transfer would result in a variable account value of less than $2,000, Nationwide will attempt to contact the contract owner to obtain revised instructions relating to the transfer.  The contract owner may elect to:

➢	cancel the transaction;

➢	decrease the amount of the variable to fixed transfer so that the variable account value will be $2,000 or more; or

➢	transfer all variable account value to provide for fixed annuity payments.

•	variable to fixed transfers are not permitted if:

➢	the contract owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) income option; or

➢	the contract owner elected a Term Certain income option there are fewer than 5 years remaining in the term certain period;

•	Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

➢	the contract owner elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option; and

➢	the contract owner has taken a withdrawal from the contract, as permitted by the income option elected;

•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing fixed annuity payments; and

•	variable to fixed transfer requests must be submitted in writing and must be signed by the contract owner(s).

Variable to fixed transfers will be taken proportionately from each sub-account based on current allocations.  Variable to fixed transfers do not count as a transfer event.

If a contract owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:

•
the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the variable account value immediately prior to the transfer request; and

•	the amount of any variable to fixed transfer will be based upon the actual variable account value at the time of the request rather than the present value of any guaranteed payments under the rider.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of fixed annuity payments), which will be calculated as of the date of the transfer.  Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same income option that was elected at the time of application.  The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined.  Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.

When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a sub-account transfer or a withdrawal), the variable to fixed transfer will be processed last.  This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.

The fixed annuity payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the contract owner has elected Annual Benefit Leveling.  If Annual Benefit Leveling is in effect, the fixed annuity payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next income start date anniversary.

Some state jurisdictions do not permit contract owners to take withdrawals from the fixed annuity payment portion of the contract.  In these state jurisdictions, if the contract owner elected an income option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of commutation value that the contract owner can withdraw.

Transfer Restrictions

Neither the contracts described in this prospectus nor the investment options are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the investment option;

•
investment option managers taking actions that negatively impact performance (keeping a larger portion of the investment option assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some investment options may assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the investment option.  Redemption fees compensate the investment option for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Investment Option Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the investment options which allow the investment options to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the investment option (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the investment options upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the investment options.  Nationwide and any affected contract owner may not have advance notice of such instructions from an investment option to restrict or prohibit further purchases or exchange requests.  If an investment option refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current investment option allocation.

Sub-Account Transfers

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the investment options.

A contract owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any valuation date on which allocations are moved between investment options, regardless of the quantity of reallocations.  For example, if a contract owner moves variable account value between 20 sub-accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail.  Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Sub-Account Transfer Requests

Nationwide will accept sub-account transfer requests in writing or over the telephone.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone exchange privilege at any time upon written notice to contract owners.

Right to Examine and Cancel

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA and Roth IRA refunds will be a return of the purchase payment.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Withdrawals (Redemptions)

The contract owner may take a withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit.  If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract.  Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn from the sub-accounts to the contract owner within 7 days of receipt of a proper request and instructions satisfactory to Nationwide.

Nationwide reserves the right to delay payment of a withdrawal from the fixed annuity payment portion of the contract for up to 6 months from the date of the withdrawal request.

Withdrawals Before the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal after the free look period and before the income start date.  The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner.  A CDSC may apply.

Withdrawals On or After the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal on or after the income start date.  The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner.  A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes.  However, this general rule does not apply to a complete withdrawal or redemption of a contract – a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract.  Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income.  The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts.  The contract owner should review these tax documents and consult with a tax adviser prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period.  This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1)	the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

2)	the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn.  Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

The commutation value of variable annuity payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the commutation value of variable annuity payments when the rider is not elected.  However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.

If a contract owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed variable annuity payments under the rider.  Only the commutation value of amounts in the variable account may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

Partial Withdrawals (Partial Redemptions)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments.  If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments.  If the contract owner elects a partial withdrawal of variable annuity payments, for the remainder of the term certain period, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis.

If Annual Benefit Leveling is in effect, no portion of the contract designated to make variable annuity payments for the remainder of the contract year may be withdrawn.

The minimum partial withdrawal amount is $2,000.  Other minimum amounts may apply in some states.  In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the commutation value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value remaining after the contract owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a contract owner who has elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option takes a partial withdrawal from the contract.

Full Withdrawals (Full Redemptions)

A full withdrawal is only permitted under the following income options: Term Certain and Term Certain with Enhanced Death Benefit.  The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract.  The commutation value will reflect variable account charges, charges for any optional riders elected, investment option charges, the investment performance of the investment options, prior redemptions, and remaining term certain annuity payments.  A CDSC may apply.  Upon full withdrawal, the contract is terminated.

Restrictions on Withdrawals from a Tax Sheltered Annuity

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1)	when the contract owner attains age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)
all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

Assignment

Contract rights are personal to the contract owner and may not be assigned.

Annuity Payments

Income Start Date

The income start date is the date chosen by the contract owner as the date for annuity payments to begin.  The income start date must be no earlier than the day after the end of the free look period and no later than one year after the date of issue.  In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

Frequency and Amount of Annuity Payments

Payments are made based on the income option and frequency selected.  Payment frequencies available are: monthly, quarterly, semi-annually, or annually.  In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Form of Annuity Payment

The contract owner may elect to receive annuity payments by electronic funds transfer or by check.  If the contract owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer.  The contract owner may change the form of payment at any time by notifying Nationwide in writing.

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The check fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant).  See Appendix B.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the investment options selected.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  That is, if the net investment performance of each sub-account in which the contract owner invests exactly equals the assumed investment return for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to the assumed investment return for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.

At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%.  This percentage cannot be changed after contract issuance.  Refer to Appendix C for more information on selecting an assumed investment return percentage.  One or more of the above assumed investment return percentages might not be available in all states.  Please refer to your contract for specific information.

If the AIA Income Foundation Rider is elected, the assumed investment return percentage will be 3.0%.

Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of the purchase payment allocated to provide variable annuity payments;

•	the variable account value on the income start date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the income option elected;

•	the frequency of annuity payments elected;

•	the income start date;

•	the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date.  This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.

The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

1)	if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

2)	if the contract owner takes a withdrawal, as permitted under the income option elected;

3)	if the contract owner transfers value from one investment option to another;

4)	if the contract owner incurs a redemption fee; or

5)	if the contract owner makes a variable to fixed transfer.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation date for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

1)
multiplying the annuity income unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period; and then

2)
multiplying the result from (1) by an interest factor to neutralize the assumed investment return factor year built into the purchase rate basis for variable payment annuities.  The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

1)	the net asset value of the investment option as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the investment option (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily variable account charges.  The factor is equal to an annualized rate of 1.25% (2.25% if the AIA Income Foundation Rider has been chosen) of the daily net assets of the variable account.

Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

Annual Benefit Leveling

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated.  These annuity income units will be redeemed from the sub-accounts and the redemption proceeds are immediately transferred to Nationwide’s general account.  The Annual Benefit Leveling interest rate in effect on the income start date or income start date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof.  In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary.  If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling.  If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.

America's Income Annuity Income FoundationSM Rider

The AIA Income Foundation Rider can only be elected at the time of application.  If elected, Nationwide will deduct an additional 1.00% of the daily net assets of the variable account.  This charge is in addition to the variable account charges of 1.25% assessed against every contract.  This charge will be assessed for the life of the contract.  The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract.  Election of the Rider is irrevocable.

The AIA Income Foundation Rider provides the contract owner with a choice between two guaranteed variable annuity payment options ("GVAP options"): an 85% Level Floor, or a 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.

Nationwide calculates and pays variable annuity payments under the contract according to the income option and frequency selected by the contract.  Calculated variable annuity payments will vary with the performance of the investment options chosen by the contract owner.  Contract owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their calculated variable annuity payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the contract owner will receive a guaranteed payment, regardless of poor market performance.

Nationwide determines the first guaranteed floor payment at contract issuance.  If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract.  (See, "Reductions in the Guaranteed Floor Payment").  If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary.  The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract.  (See "Reduction in the Guaranteed Floor Payment" and "75% Step-Up Floor").

The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling.  (See, "Guaranteed Floor Payment and Annual Benefit Leveling").

Determining the Guaranteed Floor Payment

At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment.  Nationwide will use a projected first variable annuity payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment.  Nationwide considers the following factors when calculating the projected first variable annuity payment:

•	the amount of the purchase payment allocated to variable annuity payments;

•	any applicable contract charges;

•	an Assumed Investment Return of 3.0%; and

•	the annuity purchase rate guaranteed at the time of contract issuance.

Annuity purchase rates may vary by income option, annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.

The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected variable annuity payment described above.  This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the contract owner the guaranteed floor payment.

The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected variable annuity payment described above.  This initial guaranteed floor payment will remain in effect until the first Income Start Date anniversary, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  Upon the first, and every subsequent Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see, "75% Step-Up Floor").  If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.

The first variable annuity payment due to the contract owner will be calculated on the Income Start Date.  Nationwide uses the Assumed Investment Return to determine the amount of the first variable annuity payment.  For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%.  Please refer to "Variable Annuity Payment" for more information on how the first and subsequent variable annuity payments are calculated.

The first variable annuity payment made to the contract owner is protected by the GVAP option selected.  Thus, the first payment received by the contract owner could be the guaranteed floor payment if the first calculated variable annuity payment is less than the guaranteed floor payment.

75% Step-Up Floor

On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option.  The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:

1.	the previous year's guaranteed floor payment; or

2.	75% of the variable annuity payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).

The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated.  There is no maximum guaranteed amount.  The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see "Reductions in the Guaranteed Floor Payment").

Guaranteed Floor Payment and Annual Benefit Leveling

If the contract owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary).  The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations.  Nationwide will make this comparison on each Income Start Date anniversary for as long as the contract owner continues Annual Benefit Leveling, see "Annual Benefit Leveling" earlier in this prospectus.

Reductions in the Guaranteed Floor Payment

Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction.  Typically, if circumstances cause a reduction in the calculated variable annuity payment, then a proportionate reduction in the guaranteed floor payment will also occur.

Redemption Fees

If the contract owner incurs a redemption fee, according to the "Short-Term Trading Fees" provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the variable account value immediately preceding the transfer request.

Variable to Fixed Transfers

If the contract owner makes a variable to fixed transfer (as permitted in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the variable account to the variable account value immediately prior to the transfer request.

Withdrawals

The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected.  Any time the contract owner elects a partial withdrawal of variable annuity payments, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis for the remainder of the term certain period.  For contracts that have elected the AIA

Income Foundation Rider, this reduction in annuity income units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period.  See, "Partial Withdrawals (Partial Redemptions)" earlier in this prospectus.

If, at the end of the term certain period the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see "Income Options").  Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken.  In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.

A full withdrawal is only permitted under certain income options.  The commutation value of variable annuity payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider.  However, the actual value will be less due to the charge associated with the rider.  See, "Full Withdrawals (Full Redemptions)" earlier in this prospectus.

Joint and Life Income Options

Under certain joint and life income options the calculated variable annuity payment due the contract owner following the death of the first annuitant will be reduced according to the terms of the applicable income option (see "Income Options").  Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated variable annuity payment is reduced under the applicable income option.

Continuation of Payments Upon Death of Annuitant

The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary.  The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:

•	The current guaranteed floor payment that would be in effect if the annuitant had not died; and

•	The percentage of the death benefit the beneficiary is entitled to receive (see "Death of Annuitant").

Required Minimum Distributions

If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see Appendix E).  If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.

Conditions Associated with the AIA Income Foundation Rider

The AIA Income Foundation Rider must be elected at application and the election is irrevocable.  The applicant must choose one of the GVAP options:  either the 85% Level Floor or the 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.  The following conditions apply when the AIA Income Foundation Rider is elected:

•	Term-Certain payment options with periods of less than 10 years cannot be elected.

•
Nationwide reserves the right to assess a fee on any variable to fixed transfer of contract value when the Rider is elected.  The fee will be the lesser of $25 or 2% of the amount transferred.  This transfer fee may not apply to contracts that do not elect the Rider see "Standard Charges and Deductions" earlier in this prospectus.

•	If only fixed annuity payments are elected, the rider is unavailable.

•	The list of available investment options in the contract is restricted.

•	Allocations (including exchanges) to the variable investment options are subject to certain allocation restrictions.

There is no guaranteed commutation value associated with the election of a GVAP option.  Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments.  See "Commutation of Variable Annuity Payments" earlier in this prospectus.

Available Investment Options

Nationwide makes only certain investment options available when a contract owner elects the AIA Income Foundation Rider.  Nationwide selected the available options on the basis of certain risk factors associated with the investment option's investment objective.  Investment options not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.

Nationwide will limit the amount of variable account value that can be allocated to certain investment options when the AIA Income Foundation Rider is elected.

The available investment options are listed below in three categories.  Currently, there are no allocation restrictions associated with the investment options listed as Category III or Category I.  However, if any allocation is made to a Category II investment option, Nationwide may require up to 30% of the variable account value also be invested in Category I investment options.  Currently, the required Category I allocation is only 20%.

For example, if a contract owner who elected the AIA Income Foundation Rider selected all Category III investment options on his or her application, Nationwide would not require any allocation to Category I.  However, if that same contract owner subsequently makes an exchange of variable account value from Category III to Category II, Nationwide will require that the contract owner also allocate at least 20% of the current variable account value to Category I.  In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.

Subsequent exchange requests may be rejected if their execution would result in final allocations of variable account value that do not meet the current allocation requirements.

These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the investment options.  Nationwide will notify the contract owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.

Below is a list of available investment options when the AIA Income Foundation Rider is elected.

Category I Investment Options

American Century Variable Portfolios, Inc.
•	American Century VP Inflation Protection Fund: Class II
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund II
•	VIP Investment Grade Bond Portfolio: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Bond Fund: Class II
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond: Class II
Van Kampen
The Universal Institutional Funds
•	Core Plus Fixed Income Portfolio: Class II

Category II Investment Options

AIM Variable Insurance Funds, Inc.
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class I
•	American Century VP Vista Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Nationwide Variable Insurance Trust
•	American Funds NVIT Growth Fund: Class II
•	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Nationwide® Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT Mid Cap Index Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•      VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•      Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•      MFS Investors Growth Stock Series: Service Class

Category III Investment Options

Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service
Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service
Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service
Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II

Income Options

Contract owners must elect an income option.  This election is made at the time of application and is irrevocable.

The income options available are:

•	Single Life;

•	Single Life with Term Certain;

•	Single Life with Cash Refund;

•	Joint and Last Survivor;

•	Joint and 100% Last Survivor with Term Certain;

•	Joint and 100% Last Survivor with Cash Refund;

•	Joint and 50% Survivor;

•	Term Certain; and

•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the income options is discussed more thoroughly below.

Single Life

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  Any contract value not paid as of the date of the annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with Term Certain

The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant’s lifetime or for the term certain period selected by the contract owner on the application, whichever is longer.

During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the annuitant dies during this term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before aggregate annuity payments actually received by the annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

Joint and Last Survivor

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.  Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Joint and 100% Last Survivor with Term Certain

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant or for the term certain period selected by the contract owner on the application, whichever is longer.  After the death of either the annuitant or joint annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period.  If either annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, one (or both) of the annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Joint and 100% Last Survivor with Cash Refund

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments actually received by the annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

Joint and 50% Survivor

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant.  If the joint annuitant dies before the annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant.  Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited.  No death benefit will be paid.  No withdrawals other than the scheduled annuity payments are permitted.

Term Certain

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.  Nationwide reserves the right to limit the availability of some term certain durations.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision.  Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract.  Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any fixed annuity payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any variable annuity payments remaining in the term certain period.  This amount will be the greater of (1) or (2) where:

(1)	is the commutation value of the variable annuity payments remaining in the term certain period; and

(2)
is the commutation value of the variable annuity payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the annuitant’s attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

The commutation values will be calculated using the assumed investment return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining variable annuity payments will be comprised of two components:

(a)
The non-leveled variable annuity payment component, which will equal the commutation value of the variable annuity payments remaining in the term certain period after the next income start date anniversary (which do not include leveled payments); and

(b)
The leveled variable annuity payment component, which will equal the commutation value of the remaining leveled variable annuity payments scheduled to be paid until the next income start date anniversary.  The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive fixed annuity payments at the same level as prior to the annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive variable annuity payments for the remainder of the term certain period, based on the number of annuity income units that correlates to the greater of (1) or (2) where:

(1)	is the dollar amount of the most recent variable annuity payment; and

(2)
is the dollar amount of the highest variable annuity payment the annuitant received under the contract prior to the annuitant's attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

Nationwide will proportionately adjust the number of annuity income units to equal the number of annuity income units in the greater of (1) or (2) above.  The beneficiary is able to submit transfer requests to reallocate the contract value to other sub-accounts.  Each remaining variable annuity payment will reflect the adjusted number of annuity income units and the performance of the sub-accounts in which they are invested.

Note, however, that if Annual Benefit Leveling is in effect at the time of the annuitant's death, the leveled variable annuity payments will continue at the same level until the next income start date anniversary and will not be included in the adjusted variable annuity payments described above.

The beneficiary may withdraw part or all of the remaining death benefit at any time.  The amount withdrawn will be the commutation value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the assumed investment return elected by the contract owner.

Any Other Option

Income options not set forth in this provision may be available.  Both Nationwide and the contract owner must approve any income option not set forth in this provision.

Death Before the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the income start date, no death benefit is payable and ownership rights will vest in the surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the annuitant.  Subject to the "Required Distributions" provisions in Appendix E, the annuitant will be entitled to receive scheduled annuity payments.

If the contract owner who is also the annuitant dies before the income start date, the terms of the "Death of Annuitant" provision apply.

Death of Annuitant

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s).  If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

Death On or After the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) dies on or after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the annuitant.

Death of Annuitant

If the annuitant dies on or after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant’s (and joint annuitant’s, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum.  The availability of any withdrawals allowed by the selected income option will also be suspended for this period.  In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended.  The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made.  No interest will be paid on any payments that were suspended.  Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

Statements and Reports

Nationwide will mail to contract owners all statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•	confirmation statements showing transactions that affect the contract's value; and

•	semi-annual and annual reports of allocated investment options.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Appendix A: Investment Options

The investment options listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each investment option for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

Credit Suisse Trust - Large Cap Value Portfolio
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Credit Suisse Asset Management, LLC
Investment Objective:                                                        Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Investments Money Management, Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                        Franklin Advisors, Inc.
Investment Objective:                                                        Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                        Templeton Asset Management, Ltd.
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                        Franklin Advisors, Inc.
Investment Objective:                                                        High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Sub-adviser:                                                        Enhanced Investment Technologies, LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        The fund seeks to make shareholders' investments grow and provide income over time by investing primarily in common stock of companies or other securities that demonstrate the potential for appreciation and/or dividends.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        J.P. Morgan Investment Management Inc.
Investment Objective:                                                        High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company

Investment Objective:                                                        Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company
Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class II
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide® Leaders Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High total return from a concentrated portfolio of U.S. securities.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Neuberger Berman Management Inc.
Investment Objective:                                                        Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation by investing in "growth type" companies.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital growth and current income.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                        Wells Capital Management Incorporated
Investment Objective:                                                        Long-term capital appreciation.

Appendix B: Fixed Annuity Payments

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  This appendix discusses those interests under the contracts that relate to fixed annuity payments.

Interests in fixed annuity payments purchased under the contracts are supported by Nationwide’s general account.  In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.

Fixed Annuity Payment Allocations under the Contract

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide’s general account for the purchase of fixed annuity payments.  Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.

Amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments.  However, subject to certain terms and conditions, contract owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.  The amount originally allocated to provide fixed annuity payments, and each amount subsequent amount allocated to provide fixed annuity payments as a result of one or more variable to fixed transfers, constitute an independent series of fixed annuity payments or "fixed annuity segments."

Determination of Fixed Annuity Payments

Fixed annuity payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract.  Fixed annuity payments will be reduced if:

•	non-annuity payment withdrawals are taken, as permitted under some income options;

•
required under the terms of the income option elected.  For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%.  Other income options may provide for similar reductions in fixed annuity payments.

Fixed annuity payments will be increased if the contract owner makes one or more variable to fixed transfers.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, or if the contract owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

•	the amount allocated for the purchase of fixed annuity payments, or, in the case of a variable to fixed transfer, the amount transferred from the variable account to purchase fixed annuity payments;

•	the age of the annuitant (and joint annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

•	the sex of the annuitant (and joint annuitant, if any) at the time of contract issuance;

•	the income option elected;

•	the frequency of annuity payments elected (monthly, quarterly, etc.);

•	the income start date or the date fixed annuity payments begin that are the result of one or more variable to fixed transfers;

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

Assets transferred to purchase fixed annuity payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer.  This could result in different purchase rates for different fixed annuity payment allocations.

Fixed Annuity Payments and the Annuity Income Options

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

Commutation Value of Fixed Annuity Payments

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments.  The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum.  This is commonly referred to as a "present value" calculation.  There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments.  In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken.  (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well – see the following section.)

Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant die prior to the income start date.

The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

CMT(c) – CMT(i); where

CMT(c) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis.  These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

Contingent Deferred Sales Charges (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken.  Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations.

CDSC Percentages
Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%
*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

Appendix C: Illustration of Variable Annuity Income

The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time.  Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen.  Variable income will decrease if the annualized net rate of return is less than the AIR.  The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR.  However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR.  The 6.0% AIR may not be available in all states.  (Check with your registered representative regarding availability.)  The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return.  These are hypothetical rates of return.  Nationwide does not guarantee that the contract will earn these returns.  The charts are for illustrative purposes only.  They do not represent past or future investment returns.

A contract owner’s variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below.  Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate.  The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner’s life span, and the income option chosen.  The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses.  Actual investment option fees and expenses will vary from year to year and from investment option to investment option.  Actual expenses may be higher or lower than the rate used in the illustrations.  The illustration does not consider contracts that have elected the AIA Income Foundation Rider.  The illustrations assume that each investment option will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the investment option.  The insurance charges are calculated at an annualized rate of 1.25% of the average daily net assets of the variable account.  After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Illustrated Gross Return: 6.00%
900
800
700
600
500
400
300
200
100
0
First Monthly Payment Amount
1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25
Year
AIR 3.5%
AIR 5.0%
AIR 6.0%

Illustrated Gross Return: 12.00%
3000
2500
2000
1500
1000
500
0
First Monthly Payment Amount
1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25
Year
AIR 3.5%
AIR 5.0%
AIR 6.0%

Appendix D:Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II and Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 were added to the variable account on May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.151727	13.553215	11.53%	33,338	2006
	11.671570	12.151727	4.11%	76,934	2005
	10.663500	11.671570	9.45%	4	2004
	10.000000	10.663500	6.64%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.592668	12.141679	4.74%	1,568	2006
	10.811543	11.592668	7.22%	2,251	2005
	10.296349	10.811543	5.00%	0	2004
	10.000000	10.296349	2.96%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.741948	14.628656	14.81%	12,449	2006
	11.808586	12.741948	7.90%	34,592	2005
	10.374012	11.808586	13.83%	0	2004
	10.000000	10.374012	3.74%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.094129	13.971839	15.53%	1,798	2006
	11.708653	12.094129	3.29%	1,963	2005
	10.660536	11.708653	9.83%	0	2004
	10.000000	10.660536	6.61%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.236164	14.927481	12.78%	450	2006
	12.569700	13.236164	5.30%	1,090	2005
	10.689767	12.569700	17.59%	0	2004
	10.000000	10.689767	6.90%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.568544	15.689047	15.63%	40,123	2006
	13.131678	13.568544	3.33%	239,843	2005
	11.768787	13.131678	11.58%	0	2004
	9.213262	11.768787	27.74%	96	2003
	11.571520	9.213262	-20.38%	3,485	2002
	12.787029	11.571520	-9.51%	2,356	2001
	14.485724	12.787029	-11.73%	1,110	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.450501	15.372314	23.47%	24,908	2006
	11.132159	12.450501	11.84%	72,717	2005
	9.809129	11.132159	13.49%	0	2004
	7.977821	9.809129	22.95%	0	2003
	10.145818	7.977821	-21.37%	618	2002
	14.507647	10.145818	-30.07%	0	2001
	17.662250	14.507647	-17.86%	899	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.558756	15.505969	23.47%	1,868	2006
	11.244214	12.558756	11.69%	3,975	2005
	10.000000	11.244214	12.44%	7	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.213063	13.312954	18.73%	4,859	2006
	10.000000	11.213063	12.13%	5,986	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.840776	10.354924	-4.48%	23,168	2006
	10.744913	10.840776	0.89%	45,309	2005
	9.831340	10.744913	9.29%	0	2004
	7.971013	9.831340	23.34%	109	2003
	10.000000	7.971013	-20.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.826617	22.059989	17.17%	87,936	2006
	18.150582	18.826617	3.72%	321,257	2005
	16.076066	18.150582	12.90%	156	2004
	12.623723	16.076066	27.35%	1,213	2003
	14.630021	12.623723	-13.71%	3,076	2002
	13.132406	14.630021	11.40%	3,876	2001
	11.255628	13.132406	16.67%	246	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.360689	12.214779	7.52%	467	2006
	10.000000	11.360689	13.61%	1,041	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.728572	10.763004	0.32%	98,314	2006
	10.696844	10.728572	0.30%	222,391	2005
	10.237378	10.696844	4.49%	856	2004
	10.000000	10.237378	2.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.488491	17.076505	17.86%	0	2006
	13.566563	14.488491	6.80%	0	2005
	12.338645	13.566563	9.95%	0	2004
	9.982657	12.338645	23.60%	0	2003
	13.145064	9.982657	-24.06%	0	2002
	13.187744	13.145064	-0.32%	0	2001
	12.261224	13.187744	7.56%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.198697	14.912520	12.98%	49,400	2006
	12.463747	13.198697	5.90%	88,187	2005
	10.355238	12.463747	20.36%	2,209	2004
	7.610820	10.355238	36.06%	743	2003
	10.000000	7.610820	-23.89%	17,848	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.313177	11.121665	7.84%	7,855	2006
	10.078937	10.313177	2.32%	287,872	2005
	9.609681	10.078937	4.88%	0	2004
	7.722981	9.609681	24.43%	0	2003
	11.006915	7.722981	-29.84%	261	2002
	14.397461	11.006915	-23.55%	0	2001
	16.386683	14.397461	-12.14%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.559128	14.324729	14.06%	188,695	2006
	12.147726	12.559128	3.39%	799,340	2005
	11.118412	12.147726	9.26%	7,442	2004
	8.771190	11.118412	26.76%	1,456	2003
	11.440825	8.771190	-23.33%	41,029	2002
	13.193664	11.440825	-13.29%	7,028	2001
	14.726559	13.193664	-10.41%	2,351	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.419725	14.285838	15.03%	61,446	2006
	12.049000	12.419725	3.08%	368,495	2005
	11.615394	12.049000	3.73%	0	2004
	9.707308	11.615394	19.66%	96	2003
	11.803122	9.707308	-17.76%	1,613	2002
	13.180436	11.803122	-10.45%	2,042	2001
	13.433832	13.180436	-1.89%	0	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.815361	12.078880	2.23%	0	2006
	11.334718	11.815361	4.24%	0	2005
	10.336480	11.334718	9.66%	0	2004
	10.000000	10.336480	3.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.004265	13.808804	15.03%	0	2006
	11.601684	12.004265	3.47%	0	2005
	10.729148	11.601684	8.13%	0	2004
	10.000000	10.729148	7.29%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.174187	12.776417	14.34%	0	2006
	11.126609	11.174187	0.43%	0	2005
	10.519530	11.126609	5.77%	0	2004
	10.000000	10.519530	5.20%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.000205	13.371467	2.86%	140,825	2006
	12.995693	13.000205	0.03%	312,788	2005
	12.700446	12.995693	2.32%	2,419	2004
	12.290233	12.700446	3.34%	1,193	2003
	11.386105	12.290233	7.94%	3,950	2002
	10.675429	11.386105	6.66%	22,058	2001
	9.787093	10.675429	9.08%	410	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.308929	3.09%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.088589	17.892525	18.58%	170,739	2006
	14.447194	15.088589	4.44%	833,906	2005
	13.134952	14.447194	9.99%	300	2004
	10.214304	13.134952	28.59%	0	2003
	12.462000	10.214304	-18.04%	8,231	2002
	13.297371	12.462000	-6.28%	4,899	2001
	12.432231	13.297371	6.96%	5,641	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.106070	12.759957	5.40%	62,580	2006
	11.600743	12.106070	4.36%	515,706	2005
	11.376316	11.600743	1.97%	4	2004
	8.676036	11.376316	31.12%	0	2003
	12.587267	8.676036	-31.07%	2,849	2002
	15.494279	12.587267	-18.76%	6,608	2001
	17.641868	15.494279	-12.17%	21,563	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.344409	11.357330	9.79%	16,809	2006
	10.217205	10.344409	1.24%	74,317	2005
	9.451656	10.217205	8.10%	0	2004
	7.538157	9.451656	25.38%	384	2003
	7.367024	7.538157	2.32%	653	2002
	8.468211	7.367024	-13.00%	230	2001
	11.080460	8.468211	-23.58%	1,540	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.445584	16.825747	16.48%	32,236	2006
	12.295261	14.445584	17.49%	75,699	2005
	10.971102	12.295261	12.07%	0	2004
	7.757996	10.971102	41.42%	0	2003
	9.862700	7.757996	-21.34%	0	2002
	12.687275	9.862700	-22.26%	436	2001
	15.890221	12.687275	-20.16%	346	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.397587	16.770243	16.48%	39,565	2006
	12.259263	14.397587	17.44%	100,227	2005
	10.000000	12.259263	22.59%	820	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.349198	20.220546	10.20%	162,799	2006
	15.901687	18.349198	15.39%	648,372	2005
	13.961332	15.901687	13.90%	917	2004
	11.014882	13.961332	26.75%	298	2003
	12.315058	11.014882	-10.56%	2,705	2002
	14.231074	12.315058	-13.46%	3,466	2001
	15.447579	14.231074	-7.88%	16,651	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.521925	10.837555	3.00%	54,571	2006
	10.437626	10.521925	0.81%	88,768	2005
	10.132142	10.437626	3.01%	184	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.907573	10.302731	3.99%	2,356	2006
	9.215932	9.907573	7.50%	9,592	2005
	8.717183	9.215932	5.72%	0	2004
	6.808058	8.717183	28.04%	0	2003
	8.829438	6.808058	-22.89%	0	2002
	10.450878	8.829438	-15.51%	0	2001
	12.777351	10.450878	-18.21%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.348956	17.037613	11.00%	38,613	2006
	13.169953	15.348956	16.55%	62,513	2005
	10.698680	13.169953	23.10%	144	2004
	10.000000	10.698680	6.99%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.227488	15.178387	14.75%	29,117	2006
	13.060805	13.227488	1.28%	54,639	2005
	11.603120	13.060805	12.56%	0	2004
	7.446470	11.603120	55.82%	690	2003
	10.000000	7.446470	-25.54%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.402323	15.434380	15.16%	10,959	2006
	10.000000	13.402323	34.02%	4,964	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.706491	11.585934	8.21%	3,171	2006
	10.000000	10.706491	7.06%	977	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.013523	12.149289	10.31%	1,316	2006
	10.000000	11.013523	10.14%	379	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.221906	12.514327	11.52%	3,182	2006
	10.000000	11.221906	12.22%	372	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.123200	11.23%	29,347	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.017788	16.193756	15.52%	37,491	2006
	13.050590	14.017788	7.41%	54,273	2005
	10.679693	13.050590	22.20%	977	2004
	10.000000	10.679693	6.80%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.472529	13.269467	15.66%	72,752	2006
	11.232480	11.472529	2.14%	167,272	2005
	10.247554	11.232480	9.61%	901	2004
	10.000000	10.247554	2.48%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.698125	16.071961	26.57%	17,154	2006
	10.000000	12.698125	26.98%	24,526	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.609486	16.322062	19.93%	6,397	2006
	12.509221	13.609486	8.80%	18,386	2005
	10.687308	12.509221	17.05%	0	2004
	10.000000	10.687308	6.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.372710	14.840751	19.95%	34,461	2006
	11.376180	12.372710	8.76%	59,700	2005
	10.000000	11.376180	13.76%	1,237	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.799086	10.919750	11.44%	13,665	2006
	10.000000	9.799086	-2.01%	15,611	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	11.727222	12.787179	9.04%	3,983	2006
	11.030242	11.727222	6.32%	8,941	2005
	10.314462	11.030242	6.94%	0	2004
	10.000000	10.314462	3.14%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	8.020653	8.642729	7.76%	29,751	2006
	7.215824	8.020653	11.15%	87,496	2005
	6.194175	7.215824	16.49%	0	2004
	5.216955	6.194175	18.73%	0	2003
	6.283990	5.216955	-16.98%	1,195	2002
	8.141323	6.283990	-22.81%	2,245	2001
	10.000000	8.141323	-18.59%	17,732	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	3.716911	3.957908	6.48%	4,566	2006
	3.374104	3.716911	10.16%	28,760	2005
	3.397584	3.374104	-0.69%	0	2004
	2.348897	3.397584	44.65%	0	2003
	4.027049	2.348897	-41.67%	0	2002
	6.506406	4.027049	-38.11%	0	2001
	10.000000	6.506406	-34.94%	2,574	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares-Q/NQ	15.499490	16.954615	9.39%	0	2006
	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	0	2004
	10.000000	12.199437	21.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares-Q/NQ	9.196737	13.317081	44.80%	20,358	2006
	7.058336	9.196737	30.30%	78,544	2005
	6.022291	7.058336	17.20%	0	2004
	4.533041	6.022291	32.85%	0	2003
	6.183160	4.533041	-26.69%	0	2002
	8.178071	6.183160	-24.39%	4,295	2001
	10.000000	8.178071	-18.22%	6,933	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares-Q/NQ	15.722944	22.777550	44.87%	4,455	2006
	12.060003	15.722944	30.37%	0	2005
	10.000000	12.060003	20.60%	0	2004*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.985363	10.275244	2.90%	28,599	2006
	9.967544	9.985363	0.18%	104,466	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	105	2003*

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.252200	11.923591	5.97%	22,488	2006
	10.932163	11.252200	2.93%	62,111	2005
	10.157854	10.932163	7.62%	975	2004
	10.000000	10.157854	1.58%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.817901	15.253770	19.00%	18,892	2006
	12.191297	12.817901	5.14%	26,763	2005
	10.751630	12.191297	13.39%	539	2004
	10.000000	10.751630	7.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	11.773573	12.237442	3.94%	5,320	2006
	11.586478	11.773573	1.61%	15,515	2005
	10.487525	11.286478	7.62%	969	2004
	10.000000	10.487525	4.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.694868	17.572548	11.96%	16,870	2006
	14.662576	15.694868	7.04%	39,569	2005
	12.820605	14.662576	14.37%	0	2004
	9.853218	12.820605	30.12%	0	2003
	13.566133	9.853218	-27.37%	0	2002
	13.949218	13.566133	-2.75%	1,924	2001
	13.966839	13.949218	-0.13%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.652777	14.206466	21.91%	5,367	2006
	10.000000	11.652777	16.53%	1,990	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.117619	18.255511	13.26%	32,214	2006
	14.349215	16.117619	12.32%	91,069	2005
	12.493396	14.349215	14.85%	0	2004
	9.878424	12.493396	26.47%	0	2003
	14.157405	9.878424	-30.22%	1,662	2002
	19.027345	14.157405	-25.59%	2,860	2001
	20.820318	19.027345	-8.61%	3,860	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.366037	18.140407	10.84%	17,733	2006
	14.039079	16.366037	16.57%	44,272	2005
	11.949322	14.039079	17.49%	0	2004
	8.957418	11.949322	33.40%	1,355	2003
	11.957935	8.957418	-25.09%	226	2002
	12.462618	11.957935	-4.05%	8,273	2001
	12.531553	12.462618	-0.55%	0	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.565237	12.669977	9.55%	8,870	2006
	10.000000	11.565237	15.65%	8,803	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.456727	13.987076	12.29%	2,897	2006
	11.804504	12.456727	5.53%	5,481	2005
	10.552559	11.804504	11.86%	0	2004
	10.000000	10.552559	5.53%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.469308	4.69%	22,383	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.451366	4.51%	1,696	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.752059	7.52%	22,418	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.278312	2.78%	7,714	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.566462	14.817911	9.22%	40,429	2006
	13.418308	13.566462	1.10%	153,214	2005
	12.342012	13.418308	8.72%	209	2004
	10.221629	12.342012	20.74%	0	2003
	10.027593	10.221629	1.94%	241	2002
	9.744373	10.027593	2.91%	7,295	2001
	10.757403	9.744373	-9.42%	1,338	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.453271	11.417078	9.22%	22,811	2006
	10.000000	10.453271	4.53%	104,103	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.351085	23.426504	35.01%	5,247	2006
	13.246644	17.351085	30.98%	18,849	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	1,504	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.137690	25.824796	34.94%	7,808	2006
	14.608663	19.137690	31.00%	13,071	2005
	10.000000	14.608663	46.09%	908	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class I - Q/NQ	14.223797	19.322717	35.85%	3,870	2006
	13.538495	14.223797	5.06%	7,038	2005
	10.548585	13.538495	28.34%	0	2004
	8.611019	10.548585	22.50%	0	2003
	10.000000	8.611019	-13.89%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.127756	17.837717	35.88%	0	2006
	12.484648	13.127756	5.15%	0	2005
	10.000000	12.484648	24.85%	0	2004*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.455883	12.416347	31.31%	2,610	2006
	7.353676	9.455883	28.59%	4,108	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,209	2002
	9.221767	6.496891	-29.55%	0	2001
	10.000000	9.221767	-7.78%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.188122	16.394468	24.31%	5,405	2006
	11.190533	13.188122	17.85%	11,956	2005
	9.797330	11.190533	14.22%	0	2004
	7.291847	9.797330	34.36%	0	2003
	9.897097	7.291847	-26.32%	0	2002
	12.345376	9.897097	-19.83%	1,528	2001
	14.257588	12.345376	-13.41%	729	2000

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.031324	12.228183	10.85%	21,125	2006
	10.893591	11.031324	1.26%	52,752	2005
	10.168075	10.893591	7.14%	0	2004
	8.695502	10.168075	16.93%	144	2003
	10.042076	8.695502	-13.41%	681	2002
	10.557899	10.042076	-4.89%	1,951	2001
	10.728485	10.557899	-1.59%	851	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.473935	15.771065	1.92%	11,116	2006
	14.496373	15.473935	6.74%	22,480	2005
	12.943374	14.496373	12.00%	345	2004
	9.762003	12.943374	32.59%	54	2003
	14.818626	9.762003	-34.12%	0	2002
	16.831886	14.818626	-11.96%	609	2001
	20.331712	16.831886	-17.21%	162	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.026603	33.621951	15.83%	32,799	2006
	28.516666	29.026603	1.79%	85,809	2005
	24.618843	28.516666	15.83%	0	2004
	15.893715	24.618843	54.90%	15	2003
	22.097595	15.893715	-28.07%	831	2002
	17.445777	22.097595	26.66%	2,438	2001
	15.886176	17.445777	9.82%	912	2000

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.089017	27.758912	10.64%	44,903	2006
	22.619557	25.089017	10.92%	108,927	2005
	19.244942	22.619557	17.54%	126	2004
	13.820149	19.244942	39.25%	0	2003
	16.928867	13.820149	-18.36%	918	2002
	18.376589	16.928867	-7.88%	3,101	2001
	17.087592	18.376589	7.54%	9,065	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class I - Q/NQ	15.738875	18.701164	18.82%	1,731	2006
	14.338558	15.738875	9.77%	11,724	2005
	12.000664	14.338558	19.48%	0	2004
	8.591229	12.000664	39.69%	0	2003
	10.000000	8.591229	-14.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.173510	19.220058	18.84%	0	2006
	14.731957	16.173510	9.79%	0	2005
	10.000000	14.731957	47.32%	0	2004*

NVIT Nationwide NVIT Global Health Sciences Fund: Class I - Q/NQ	12.733376	12.915098	1.43%	7,575	2006
	11.890573	12.733376	7.09%	14,440	2005
	11.163659	11.890573	6.51%	0	2004
	8.270129	11.163659	34.99%	580	2003
	10.000000	8.270129	-17.30%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	13.001428	13.186297	1.42%	3,689	2006
	12.142666	13.001428	7.07%	4,788	2005
	10.000000	12.142666	21.43%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.973957	3.264895	9.78%	1,385	2006
	3.027146	2.973957	-1.76%	15,436	2005
	2.938715	3.027146	3.01%	0	2004
	1.917037	2.938715	53.29%	0	2003
	3.392912	1.917037	-43.50%	0	2002
	5.999315	3.392912	-43.45%	0	2001
	10.000000	5.999315	-40.01%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.053256	12.125152	9.70%	402	2006
	11.250482	11.053256	-1.75%	1,860	2005
	10.000000	11.250482	12.50%	884	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	13.254058	13.526164	2.05%	140,155	2006
	12.997203	13.254058	1.98%	364,157	2005
	12.745923	12.997203	1.97%	147	2004
	12.654152	12.745923	0.73%	134	2003
	11.546116	12.654152	9.60%	3,457	2002
	10.902126	11.546116	5.91%	25,716	2001
	9.809384	10.902126	11.14%	403	2000

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.808112	7.137919	4.84%	10,947	2006
	6.473239	6.808112	5.17%	28,810	2005
	6.060807	6.473239	6.80%	0	2004
	4.623680	6.060807	31.08%	0	2003
	6.568981	4.623680	-29.61%	0	2002
	9.257262	6.568981	-29.04%	0	2001
	12.759401	9.257262	-27.45%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.869465	14.852830	15.41%	135,285	2006
	12.074239	12.869465	6.59%	183,220	2005
	10.723013	12.074239	12.60%	0	2004
	8.234496	10.723013	30.22%	0	2003
	10.000000	8.234496	-17.66%	0	2002*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.159571	11.699753	4.84%	61,920	2006
	10.938716	11.159571	2.02%	271,630	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	1,953	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.051166	13.252053	9.96%	812,446	2006
	11.584213	12.051166	4.03%	1,483,835	2005
	10.709575	11.584213	8.17%	24,602	2004
	9.033690	10.709575	18.55%	0	2003
	10.000000	9.033690	-9.66%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.568358	14.216422	13.11%	310,101	2006
	11.886380	12.568358	5.74%	534,245	2005
	10.738253	11.886380	10.69%	8,590	2004
	8.586354	10.738253	25.06%	26,123	2003
	10.000000	8.586354	-14.14%	341	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.683322	12.509474	7.07%	277,140	2006
	11.322864	11.683322	3.18%	595,122	2005
	10.700165	11.322864	5.82%	3,109	2004
	9.530058	10.700165	12.28%	0	2003
	10.000000	9.530058	-4.70%	35,027	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.890136	15.076017	8.54%	18,549	2006
	12.816839	13.890136	8.37%	32,795	2005
	11.253065	12.816839	13.90%	728	2004
	8.131671	11.253065	38.39%	127	2003
	13.074320	8.131671	-37.80%	0	2002
	18.999657	13.074320	-31.19%	63	2001
	22.735718	18.999657	-16.43%	0	2000

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.255765	11.619013	3.23%	240,888	2006
	11.101653	11.255765	1.39%	1,953,289	2005
	11.151696	11.101653	-0.45%	589	2004
	11.222643	11.151696	-0.63%	0	2003
	11.228670	11.222643	-0.05%	21,700	2002
	10.976083	11.228670	2.30%	15,295	2001
	10.482530	10.976083	4.71%	25,012	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class I - Q/NQ	15.041520	14.811147	-1.53%	23,854	2006
	13.603959	15.041520	10.57%	51,497	2005
	12.255359	13.603959	11.00%	0	2004
	8.157293	12.255359	50.24%	575	2003
	10.000000	8.157293	-18.43%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.871766	8.72%	3,597	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	14.263887	17.241681	20.88%	290	2006
	12.921038	14.263887	10.39%	352	2005
	10.919858	12.921038	18.33%	0	2004
	10.000000	10.919858	9.20%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.583700	15.211230	20.88%	36,097	2006
	11.397535	12.583700	10.41%	88,514	2005
	10.000000	11.397535	13.98%	254	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.830881	24.775941	8.52%	47,037	2006
	20.623786	22.830881	10.70%	104,694	2005
	18.045837	20.623786	14.29%	243	2004
	13.571367	18.045837	32.97%	0	2003
	16.226571	13.571367	-16.36%	3,391	2002
	16.650563	16.226571	-2.55%	2,951	2001
	14.634711	16.650563	13.77%	458	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	12.569807	14.104765	12.21%	90,632	2006
	11.846853	12.569807	6.10%	161,192	2005
	10.930890	11.846853	8.38%	0	2004
	8.680809	10.930890	25.92%	0	2003
	10.636664	8.680809	-18.39%	0	2002
	12.216049	10.636664	-12.93%	7,938	2001
	12.637807	12.216049	-3.34%	7,132	2000

NVIT NVIT Nationwide Leaders Fund: Class I - Q/NQ	13.262325	15.198554	14.60%	263	2006
	12.174295	13.262325	8.94%	369	2005
	10.377980	12.174295	17.31%	0	2004
	8.381556	10.377980	23.82%	0	2003
	10.000000	8.381556	-16.18%	355	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.244340	14.014970	14.46%	64,219	2006
	11.893755	12.244340	2.95%	144,100	2005
	10.250526	11.893755	16.03%	651	2004
	7.897653	10.250526	29.79%	0	2003
	10.684106	7.897653	-26.08%	1,229	2002
	12.317063	10.684106	-13.26%	0	2001
	13.954430	12.317063	-11.73%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.029010	14.524404	3.53%	57,500	2006
	13.903003	14.029010	0.91%	131,498	2005
	13.215501	13.903003	5.20%	0	2004
	11.936481	13.215501	10.72%	0	2003
	11.274938	11.936481	5.87%	1,657	2002
	10.959378	11.274938	2.88%	14,572	2001
	10.503468	10.959378	4.34%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.528631	16.553915	6.60%	88,078	2006
	14.961776	15.528631	3.79%	243,863	2005
	14.168379	14.961776	5.60%	0	2004
	10.957031	14.168379	29.31%	0	2003
	15.170607	10.957031	-27.77%	278	2002
	17.574219	15.170607	-13.68%	13,935	2001
	17.836627	17.574219	-1.47%	4,021	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.926147	13.861145	16.22%	88,163	2006
	10.565033	11.926147	12.88%	231,602	2005
	8.978200	10.565033	17.67%	0	2004
	6.356923	8.978200	41.23%	0	2003
	8.267491	6.356923	-23.11%	4,395	2002
	9.518646	8.267491	-13.14%	15,697	2001
	10.000000	9.518646	-4.81%	16,998	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.916877	21.985482	16.22%	31,727	2006
	16.753552	18.916877	12.91%	39,671	2005
	10.000000	16.753552	67.54%	1,138	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.158615	12.036191	7.86%	11,906	2006
	11.077356	11.158615	0.73%	41,171	2005
	10.316723	11.077356	7.37%	803	2004
	10.000000	10.316723	3.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.244102	15.044165	13.59%	95,594	2006
	12.654982	13.244102	4.66%	232,726	2005
	11.707682	12.654982	8.09%	0	2004
	9.355937	11.707682	25.14%	1,370	2003
	11.667724	9.355937	-19.81%	6,111	2002
	13.152642	11.667724	-11.29%	2,341	2001
	14.599387	13.152642	-9.91%	10,114	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.137799	14.875772	13.23%	14,220	2006
	12.125632	13.137799	8.35%	31,409	2005
	10.302989	12.125632	17.69%	0	2004
	10.000000	10.302989	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.218926	16.490117	1.67%	5,348	2006
	14.621223	16.218926	10.93%	18,926	2005
	12.361526	14.621223	18.28%	0	2004
	9.967175	12.361526	24.02%	0	2003
	13.978216	9.967175	-28.69%	0	2002
	20.596567	13.978216	-32.13%	0	2001
	23.496887	20.596567	-12.34%	4,147	2000

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.152566	13.910568	14.47%	2,742	2006
	11.694543	12.152566	3.92%	7,051	2005
	10.658246	11.694543	9.72%	0	2004
	10.000000	10.658246	6.58%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.994804	11.447914	4.12%	0	2006
	10.533905	10.994804	4.38%	0	2005
	10.156107	10.533905	3.72%	0	2004
	10.000000	10.156107	1.56%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.221044	12.114909	7.97%	10,090	2006
	10.000000	11.221044	12.21%	2,182	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.548574	12.359645	17.17%	42,471	2006
	10.000000	10.548574	5.49%	40,005	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.043651	10.317721	2.73%	7,289	2006
	10.000000	10.043651	0.44%	9,088	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.684974	10.927517	2.27%	3,368	2006
	10.410321	10.684974	2.64%	11,760	2005
	10.129517	10.410321	2.77%	0	2004
	10.000000	10.129517	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.574908	31.268369	9.43%	5,973	2006
	25.777598	28.574908	10.85%	16,173	2005
	23.717411	25.777598	8.69%	0	2004
	18.783491	23.717411	26.27%	31	2003
	17.415214	18.783491	7.86%	358	2002
	16.018934	17.415214	8.72%	432	2001
	14.562396	16.018934	10.00%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.979923	8.611321	7.91%	1,392	2006
	6.873124	7.979923	16.10%	6,931	2005
	5.723928	6.873124	20.08%	0	2004
	4.088676	5.723928	39.99%	0	2003
	6.014503	4.088676	-32.02%	0	2002
	8.617166	6.014503	-30.20%	501	2001
	10.000000	8.617166	-13.83%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	29.114020	39.689950	36.33%	44,849	2006
	25.186652	29.114020	15.59%	126,423	2005
	18.699570	25.186652	34.69%	1,289	2004
	13.770483	18.699570	35.79%	203	2003
	14.055442	13.770483	-2.03%	2,104	2002
	12.959009	14.055442	8.46%	2,011	2001
	12.466313	12.959009	3.95%	2,013	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.514704	43.412632	37.75%	2,980	2006
	24.176597	31.514704	30.35%	11,367	2005
	19.447415	24.176597	24.32%	0	2004
	12.772187	19.447415	52.26%	0	2003
	13.320519	12.772187	-4.12%	0	2002
	13.739047	13.320519	-3.05%	0	2001
	23.931619	13.739047	-42.59%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	31.001698	38.113622	22.94%	621	2006
	20.697822	31.001698	49.78%	1,637	2005
	16.905954	20.697822	22.43%	0	2004
	11.800336	16.905954	43.27%	0	2003
	12.298301	11.800336	-4.05%	0	2002
	13.907561	12.298301	-11.57%	353	2001
	12.641312	13.907561	10.02%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.325995	12.551474	10.82%	16,127	2006
	10.630738	11.325995	6.54%	214,577	2005
	9.106093	10.630738	16.74%	0	2004
	6.730519	9.106093	35.30%	0	2003
	9.313641	6.730519	-27.73%	452	2002
	9.772739	9.313641	-4.70%	4,371	2001
	10.000000	9.772739	-2.27%	0	2000*

Maximum Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.967448	12.108843	10.41%	1,006	2006
	10.682908	10.967448	2.66%	1,081	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.990161	11.394373	3.68%	597	2006
	10.232623	10.990161	7.40%	673	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.729530	13.330346	13.65%	2,992	2006
	11.001029	11.729530	6.62%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.252332	12.868119	14.36%	0	2006
	11.680790	11.252332	-3.67%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.729511	15.327536	11.64%	0	2006
	12.435531	13.729511	10.41%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.061513	10.371892	14.46%	0	2006
	9.001893	9.061513	0.66%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.899661	8.432841	22.22%	0	2006
	6.152727	6.899661	12.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.098845	14.787320	22.22%	0	2006
	10.789065	12.098845	12.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.137716	13.090018	17.53%	3,891	2006
	10.775888	11.137716	3.36%	1,028	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.443772	9.874914	-5.45%	359	2006
	10.134160	10.443772	3.06%	1,140	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.026138	18.589009	15.99%	7,539	2006
	15.728497	16.026138	1.89%	6,509	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.284397	12.010166	6.43%	901	2006
	10.539440	11.284397	7.07%	1,931	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.441102	10.368826	-0.69%	33,771	2006
	10.545772	10.441102	-0.99%	41,544	2005

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.796211	13.762971	16.67%	0	2006
	11.627108	11.796211	1.45%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.715512	14.221505	11.84%	0	2006
	12.300357	12.715512	3.38%	0	2005

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.999106	6.404072	6.75%	0	2006
	5.874922	5.999106	2.11%	0	2005

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.186900	9.243565	12.91%	36,732	2006
	8.009176	8.186900	2.22%	99,761	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.735295	9.946363	13.86%	163	2006
	8.787858	8.735295	-0.60%	598	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.116686	11.249822	1.20%	0	2006
	10.673921	11.116686	4.15%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.942000	12.459797	13.87%	0	2006
	10.764195	10.942000	1.65%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.202498	11.547634	13.18%	0	2006
	10.151968	10.202498	0.50%	0	2005

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.589947	12.818721	1.82%	10,986	2006
	12.677091	12.589947	-0.69%	3,204	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.239603	2.40%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	11.843841	13.903021	17.39%	32,630	2006
	11.394408	11.843841	3.94%	3,437	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.359482	6.635254	4.34%	342	2006
	6.080836	6.359482	4.58%	1,447	2005

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.936966	9.713021	8.68%	0	2006
	8.738076	8.936966	2.28%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.962888	10.334267	15.30%	0	2006
	7.662464	8.962888	16.97%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.870439	15.993091	15.30%	0	2006
	11.862700	13.870439	16.92%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.181839	12.197798	9.09%	157,593	2006
	10.173717	11.181839	9.91%	88,829	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.240260	10.440933	1.96%	63,160	2006
	10.317124	10.240260	-0.75%	28,165	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.555893	7.777874	2.94%	0	2006
	7.110274	7.555893	6.27%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.196762	17.797120	9.88%	35,781	2006
	14.385817	16.196762	12.59%	25,725	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.743211	14.475045	13.59%	5,157	2006
	12.539712	12.743211	1.62%	5,242	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.312384	15.175959	14.00%	0	2006
	11.117828	13.312384	19.74%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.634532	11.391876	7.12%	0	2006
	10.290160	10.634532	3.35%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.939506	11.945798	9.20%	1,536	2006
	10.397420	10.939506	5.19%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.146499	12.304728	10.39%	9,648	2006
	10.469974	11.146499	6.46%	7,844	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.048415	10.48%	10,080	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	11.046037	12.631858	14.36%	0	2006
	10.602359	11.046037	4.18%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.675301	12.222720	14.50%	33,756	2006
	10.394611	10.675301	2.70%	30,803	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.612849	15.802849	25.29%	0	2006
	10.670957	12.612849	18.20%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	11.021895	13.085284	18.72%	0	2006
	10.157275	11.021895	8.51%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.018254	13.082705	18.74%	0	2006
	10.152643	11.018254	8.53%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.733150	10.736780	10.31%	0	2006
	9.908439	9.733150	-1.77%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	10.891752	11.756284	7.94%	0	2006
	10.468329	10.891752	4.04%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	7.551143	8.054624	6.67%	0	2006
	7.253447	7.551143	4.10%	0	2005

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	3.499173	3.688412	5.41%	0	2006
	3.112792	3.499173	12.41%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares-Q/NQ	15.084946	16.334538	8.28%	0	2006
	14.456911	15.084946	4.34%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares-Q/NQ	8.658372	12.410984	43.34%	0	2006
	6.854996	8.658372	26.31%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares-Q/NQ	15.147332	21.722217	43.41%	0	2006
	11.987487	15.147332	26.36%	0	2005

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.718098	9.899222	1.86%	12,743	2006
	9.750570	9.718098	-0.33%	12,956	2005

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.977206	11.514701	4.90%	619	2006
	10.597673	10.977206	3.58%	1,680	2005

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.783442	13.881187	17.80%	10,279	2006
	11.583355	11.783442	1.73%	4,127	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.139124	13.518806	2.89%	0	2006
	12.655090	13.139124	3.82%	0	2005

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.782892	11.951009	10.83%	0	2006
	10.138880	10.782892	6.35%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.574497	13.968579	20.68%	0	2006
	10.410128	11.574497	11.18%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	6.658883	7.465963	12.12%	0	2006
	6.085893	6.658883	9.42%	0	2005

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.512846	13.729403	9.72%	0	2006
	11.661551	12.512846	7.30%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.487543	12.457761	8.45%	1,926	2006
	10.786017	11.487543	6.50%	1,647	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.713378	13.019610	11.15%	1,798	2006
	11.040918	11.713378	6.09%	1,634	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.398894	3.99%	12,877	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.381087	3.81%	13,829	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.209164	2.09%	18,241	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.044579	13.022843	8.12%	0	2006
	11.822602	12.044579	1.88%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.382986	11.225838	8.12%	0	2006
	10.201189	10.382986	1.78%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.449238	21.984674	33.65%	0	2006
	13.485149	16.449238	21.98%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.437248	24.628457	33.58%	0	2006
	15.099319	18.437248	22.11%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class I - Q/NQ	10.380247	13.959069	34.48%	0	2006
	10.158487	10.380247	2.18%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.613243	16.965683	34.51%	0	2006
	12.333630	12.613243	2.27%	0	2005

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	8.964258	11.651986	29.98%	0	2006
	7.284758	8.964258	23.05%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.879540	10.926954	23.06%	0	2006
	7.697239	8.879540	15.36%	0	2005

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.695404	10.638814	9.73%	0	2006
	9.671784	9.695404	0.24%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	6.757209	6.817362	0.89%	0	2006
	6.246511	6.757209	8.18%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	17.372951	19.920154	14.66%	0	2006
	17.062224	17.372951	1.82%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	13.018755	14.258693	9.52%	0	2006
	12.152595	13.018755	7.13%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class I - Q/NQ	11.620659	13.668441	17.62%	0	2006
	10.322577	11.620659	12.58%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.539743	18.280479	17.64%	0	2006
	13.791912	15.539743	12.67%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class I - Q/NQ	10.655057	10.697935	0.40%	0	2006
	10.328071	10.655057	3.17%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.491757	12.541380	0.40%	0	2006
	12.109337	12.491757	3.16%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.819165	3.063697	8.67%	0	2006
	2.579537	2.819165	9.29%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.648508	11.563181	8.59%	0	2006
	9.751418	10.648508	9.20%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.775650	12.906278	1.02%	49,051	2006
	12.846235	12.775650	-0.55%	35,878	2005

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	5.133976	5.328316	3.79%	0	2006
	4.994482	5.133976	2.79%	0	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.365120	14.126678	14.25%	17,246	2006
	11.734544	12.365120	5.37%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.722170	11.127671	3.78%	26,332	2006
	10.651109	10.722170	67.00%	29,431	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.578857	12.604126	8.85%	282,174	2006
	11.267564	11.578857	2.76%	107,943	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.075809	13.521373	11.97%	252,309	2006
	11.570960	12.075809	4.36%	209,054	2005

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.225416	11.897824	5.99%	21,701	2006
	11.036455	11.225416	1.71%	20,655	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	5.319950	5.715818	7.44%	14,860	2006
	4.972742	5.319950	6.98%	17,994	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.101803	10.322500	2.18%	34,332	2006
	10.058320	10.101803	0.43%	7,838	2005

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class I - Q/NQ	11.551501	11.259648	-2.53%	6,895	2006
	10.778369	11.551501	7.17%	5,621	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.798640	7.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class II - Q/NQ	11.194114	13.394458	19.66%	0	2006
	10.161326	11.194114	10.16%	0	2005

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.475221	14.927872	19.66%	0	2006
	11.316795	12.475221	10.24%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.426404	15.497335	7.42%	8,585	2006
	13.669005	14.426404	5.54%	8,269	2005

NVIT NVIT Nationwide Fund: Class I - Q/NQ	9.651649	10.720914	11.08%	59,307	2006
	9.334508	9.651649	3.40%	41,736	2005

NVIT NVIT Nationwide Leaders Fund: Class I - Q/NQ	11.140994	12.638617	13.44%	0	2006
	10.648406	11.140994	4.63%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.045521	9.115994	13.31%	23,236	2006
	7.855041	8.045521	2.42%	24,487	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.663264	12.978045	2.49%	0	2006
	12.648443	12.663264	0.12%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	8.169779	8.621233	5.53%	113,719	2006
	7.900901	8.169779	3.40%	84,293	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.257951	12.952450	15.05%	0	2006
	10.081789	11.257951	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.411069	21.181587	15.05%	0	2006
	16.487375	18.411069	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.196578	10.887437	6.78%	0	2006
	10.100487	10.196578	0.95%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.576947	9.644314	12.44%	9,459	2006
	8.315771	8.576947	3.14%	2,450	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	11.606399	13.009062	12.09%	0	2006
	10.846787	11.606399	7.00%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.700607	5.737368	0.64%	0	2006
	5.295116	5.700607	7.66%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.812637	12.251855	13.31%	0	2006
	10.642309	10.812637	1.60%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.251140	11.596483	3.07%	0	2006
	10.795010	11.251140	4.23%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.145643	11.911970	6.88%	3,976	2006
	10.644847	11.145643	4.70%	4,734	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.477665	12.152637	15.99%	27,274	2006
	10.365069	10.477665	1.09%	21,043	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.976101	10.144831	1.69%	15,973	2006
	10.014541	9.976101	-0.38%	10,535	2005

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.399944	10.528615	1.24%	9,595	2006
	10.358167	10.399944	0.40%	9,713	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.511634	20.052000	8.32%	0	2006
	17.482734	18.511634	5.89%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.532625	8.046519	6.82%	0	2006
	6.654767	7.532625	13.19%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	25.926914	34.988644	34.95%	0	2006
	24.392904	25.926914	6.29%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	12.266817	16.727451	36.36%	0	2006
	10.147224	12.266817	20.89%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	22.873047	27.836326	21.70%	0	2006
	17.911877	22.873047	27.70%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.691453	11.728634	9.70%	0	2006
	10.156986	10.691453	5.26%	0	2005

Appendix E: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.
Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are not immediate annuities and  are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.   For this purpose, the Internal Revenue Service has indicated that an immediate annuity that is acquired through a 1035 tax-free exchange from a life insurance, endowment, or deferred annuity contract may not be treated as an immediate annuity for income tax purposes.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000  (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.  For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee’s income, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.  Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the owner’s death.  Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of investment options that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of investment options, transfers between investment options, exchanges of investment options or changes in investment objectives of investment options such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs, are generally taxed as ordinary income when received.  If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to regular income tax and an additional penalty tax of 10% is also generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includible in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions will be included in the contract owner’s gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the income start date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after tax dollars.   Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the income start date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the income start date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includible in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

•	allocable to an investment in the contract before August 14, 1982; or

•	from an immediate annuity.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments.  If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.  Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception.  If all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension of profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or an IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States citizens, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

The Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the partability of various retirement plans.  However, all of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

1)
If any contract owner dies on or after the income start date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2)
If any contract owner dies before the income start date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a)	the death of the annuitant will be treated as the death of a contract owner;

b)	any change of annuitant will be treated as the death of a contract owner; and

c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").